Indebtedness, net (Narrative) (Details)																6 Months Ended	12 Months Ended
	Jun. 29, 2020	Jan. 09, 2020 USD ($) extension	Dec. 27, 2019 USD ($)	Oct. 10, 2019 USD ($)	Aug. 14, 2019 USD ($)	Aug. 06, 2019 USD ($)	Aug. 02, 2019 USD ($)	Jun. 07, 2019 USD ($)	Mar. 05, 2019 USD ($)	Jun. 13, 2018 USD ($) loan	May 10, 2018 USD ($)	May 01, 2018 USD ($)	Apr. 09, 2018 USD ($) hotel	Feb. 20, 2018 USD ($)	Jan. 17, 2018 USD ($) hotel extension	Jun. 30, 2020 USD ($) extension	Dec. 31, 2019 USD ($) hotel extension	Feb. 26, 2019 USD ($)	Jan. 22, 2019 USD ($) extension	Dec. 31, 2018 USD ($)	Nov. 08, 2018 USD ($) extension	Sep. 27, 2018 USD ($)	Jul. 03, 2018 USD ($)	Jun. 29, 2018 USD ($)
Debt Instrument [Line Items]
Indebtedness, gross																	$ 4,124,003,000
Mortgages
Debt Instrument [Line Items]
Extinguishment of debt		$ 43,800,000	$ 16,000,000.0					$ 5,200,000	$ 178,100,000	$ 1,068,000,000.000			$ 971,700,000		$ 376,800,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | SpringHill Suites Glen Allen | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt														$ 7,600,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Centerville VA Spring Hill Suites By Marriott | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt												$ 6,600,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Residence Inn Tampa | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt											$ 22,500,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Marriott in San Antonio | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt							$ 26,800,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Hilton Garden Inn in Wisconsin Dells, Wisconsin | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt						$ 7,700,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Marriott in Savannah, Georgia | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt					$ 28,800,000
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel
Debt Instrument [Line Items]
Extinguishment of debt				$ 8,000,000.0
Mortgages
Debt Instrument [Line Items]
Principal amount		$ 37,000,000.0
Number of extension options | extension		2
Indebtedness, gross																$ 4,115,855,000	4,124,003,000			$ 3,966,237,000
Mortgages | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.25%	3.40%														1.50%
Mortgages | Mortgage loan 18
Debt Instrument [Line Items]
Principal amount																	$ 240,000,000.0
Number of extension options | extension																5	5
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 240,000,000	$ 240,000,000			0
Collateral | hotel																	2
Mortgages | Mortgage loan 18 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																2.75%	2.75%
Mortgages | Mortgage loan 28
Debt Instrument [Line Items]
Principal amount																	$ 8,900,000
Indebtedness, gross																$ 8,881,000	$ 8,881,000			0
Collateral | hotel																	1
Mortgages | Mortgage loan 28 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																2.00%	2.00%
Mortgages | Mortgage loan 22
Debt Instrument [Line Items]
Principal amount																	$ 16,100,000
Number of extension options | extension																2	2
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 16,100,000	$ 16,100,000			0
Collateral | hotel																	1
Mortgages | Mortgage loan 22 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																2.25%	2.25%
Mortgages | Mortgage loan 27
Debt Instrument [Line Items]
Indebtedness, gross																$ 6,260,000	$ 6,292,000			6,414,000
Interest rate																4.99%	4.99%
Collateral | hotel																	1
Mortgages | Mortgage loan 27 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.25%
Mortgages | Mortgage loan 16
Debt Instrument [Line Items]
Number of extension options | extension															5	3	3
Term of mortgage loan extension option															1 year	1 year	1 year
Indebtedness, gross																$ 25,000,000	$ 25,000,000			25,000,000
Collateral | hotel															8		1
Mortgages | Mortgage loan 16 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																2.55%	2.55%
Mortgages | Mortgage loan 3
Debt Instrument [Line Items]
Principal amount															$ 395,000,000.0
Number of extension options | extension																5	5
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 395,000,000	$ 395,000,000			395,000,000
Collateral | hotel																	8
Mortgages | Mortgage loan 3 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																2.92%	2.92%
Mortgages | Mortgage loan 2
Debt Instrument [Line Items]
Indebtedness, gross																	$ 0			7,778,000
Collateral | hotel													22				1
Mortgages | Mortgage loan 2 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	4.95%
Mortgages | Mortgage loan 5
Debt Instrument [Line Items]
Principal amount													$ 985,000,000.0
Number of extension options | extension																	2
Term of mortgage loan extension option																	1 year
Indebtedness, gross																	$ 0			16,100,000
Collateral | hotel																	1
Mortgages | Mortgage loan 5 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate													3.20%				2.90%
Mortgages | Mortgage loan 17
Debt Instrument [Line Items]
Number of extension options | extension																5	5				3
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 419,000,000	$ 419,000,000			427,000,000	$ 25,000,000.0
Collateral | hotel																	17
Mortgages | Mortgage loan 17 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																3.00%	3.00%
Mortgages | Pool A, B, C, D, E, F Mortgages
Debt Instrument [Line Items]
Principal amount										$ 1,270,000,000
Number of loans | loan										6
Mortgages | Mortgage loan 12
Debt Instrument [Line Items]
Principal amount										$ 221,040,000													$ 56,300,000
Number of extension options | extension																5	5
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 215,120,000	$ 215,120,000			215,120,000
Collateral | hotel																	5
Mortgages | Mortgage loan 12 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																3.68%	3.68%
Mortgages | Mortgage loan 11
Debt Instrument [Line Items]
Principal amount										$ 174,400,000
Number of extension options | extension																5	5
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 160,000,000	$ 160,000,000			160,000,000
Collateral | hotel																	5
Mortgages | Mortgage loan 11 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																2.73%	2.73%
Mortgages | Mortgage loan 23
Debt Instrument [Line Items]
Principal amount																								$ 73,500,000
Indebtedness, gross																$ 51,582,000	$ 51,843,000			52,843,000
Interest rate																5.46%	5.46%
Collateral | hotel																	1
Mortgages | Mortgage loan 23 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.45%
Mortgages | Mortgage loan 26
Debt Instrument [Line Items]
Indebtedness, gross																$ 9,818,000	$ 9,865,000			10,045,000
Interest rate																5.49%	5.49%
Collateral | hotel																	1
Mortgages | Mortgage loan 26 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.55%
Mortgages | Mortgage loan 19
Debt Instrument [Line Items]
Principal amount																			$ 145,000,000.0
Number of extension options | extension																2	2		2
Term of mortgage loan extension option																1 year	1 year
Indebtedness, gross																$ 145,000,000	$ 145,000,000			0
Collateral | hotel																	1
Mortgages | Mortgage loan 19 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																3.90%	3.90%
Mortgages | Mortgage loan 33
Debt Instrument [Line Items]
Principal amount																		$ 25,300,000
Indebtedness, gross																$ 50,098,000	$ 50,279,000	$ 24,900,000		$ 51,304,000
Interest rate																4.45%	4.45%	4.66%
Collateral | hotel																	3
Line of Credit | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	1.00%
Line of Credit | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable rate																	0.50%
Line of Credit | Secured Credit Facility
Debt Instrument [Line Items]
Borrowing capacity																						$ 100,000,000.0
Percent secured by property																						100.00%
Line of Credit | Secured Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate																	2.65%
Line of Credit | Secured Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable rate																	1.65%